Share-Based Payment (Details) - Schedule of fair value of the share options - Employees and consultants [Member] - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Share-Based Payment (Details) - Schedule of fair value of the share options [Line Items]
Share option programs, Outstanding at beginning balance	20,768,200	12,603,828
Replacement awards, Outstanding at beginning balance	254,409
Share option programs, Granted during the year	13,555,000	11,850,252
Replacement awards, Granted during the year		254,409
Share option programs, Exercised during the year	(1,084,331)	(2,351,420)
Replacement awards, Exercised during the year	(116,362)
Share option programs, Forfeited or expired during the year	(3,204,932)	(1,334,460)
Replacement awards, Forfeited or expired during the year	(40,907)
Share option programs, Share options exchange	(2,500,870)
Replacement awards, Share options exchange
Share option programs, Outstanding at ending balance	27,533,067	20,768,200
Replacement awards, Outstanding at ending balance	97,140	254,409
Share option programs, Exercisable at ending balance	2,398,972	7,337,388